January 21, 2011
VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549

Re:	Republic of Turkey Registration Statement under Schedule B, Registration No. 333-37817
Ladies and Gentlemen:
     On behalf of the Republic of Turkey, we enclose for filing pursuant to the requirements of the Securities Exchange Act of 1934, as amended, an amendment to the Annual Report of the Republic for the year ended December 31, 2009 on Form 18-K/A dated January 21, 2011.
     Please call the undersigned at (212) 715-1167 or Steve Tepper at (212) 715-1140 should you require any additional information or have any questions.
Very truly yours,
/s/ Kris Desrosiers
Kris Desrosiers
Enclosure